Reinsurance Assets - Summary of Reinsurance Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Reinsurance [abstract]
Long-term insurance contracts ceded	¥ 3,123	¥ 2,351
Due from reinsurance companies	731	64
Ceded unearned premiums	370	527
Claims recoverable from reinsurers	140	104
Total	4,364	3,046
Current	1,241	695
Non-current	3,123	2,351
Total	¥ 4,364	¥ 3,046